CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and due from banks:
Interest-earning	$ 38,384	$ 30,993
Noninterest-earning	4,621	24,537
Investment securities - available-for-sale, at fair value	197,441	168,896
Federal Home Loan Bank stock, at cost	8,400	8,061
Loans - net of unearned income and deferred fees	1,191,280	1,016,156
Allowance for loan losses	(7,909)	(7,641)
Net loans	1,183,371	1,008,515
Accrued interest receivable	4,368	3,795
Bank premises and equipment, net	15,642	16,433
Bank owned life insurance	34,190	28,274
Other real estate	4,740	5,453
Deferred tax assets	4,841	4,118
Other assets	7,769	6,836
Total assets	1,503,767	1,305,911
Deposits:
Noninterest-bearing demand	211,202	158,974
Interest-bearing checking and money market	742,046	504,092
Time deposits	219,007	319,781
Total deposits	1,172,255	982,847
Repurchase agreements and federal funds purchased	20,174	30,580
Federal Home Loan Bank advances	150,000	165,000
Other borrowings	0	4,800
Subordinated debentures	18,558	18,558
Other liabilities	6,679	6,468
Total liabilities	1,367,666	1,208,253
Stockholders' equity:
Common stock, $0.008 par value; 20,000,000 shares authorized; 5,450,713 and 4,581,334 issued and outstanding as of December 31, 2016 and 2015	44	37
Additional paid-in-capital	80,147	53,147
Accumulated other comprehensive loss	(2,840)	(886)
Retained earnings	58,750	45,360
Total stockholders' equity	136,101	97,658
Total liabilities and stockholders' equity	$ 1,503,767	$ 1,305,911